Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2015
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management

24.Financial Instruments and Risk Management

A)	FINANCIAL INSTRUMENTS

Encana’s financial assets and liabilities are recognized in cash and cash equivalents, accounts receivable and accrued revenues, cash in reserve, accounts payable and accrued liabilities, risk management assets and liabilities, other liabilities and provisions and long-term debt.

B)RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities arise from the use of derivative financial instruments and are measured at fair value.  See Note 23 for a discussion of fair value measurements.

UNREALIZED RISK MANAGEMENT POSITION

As at December 31	2015	2014

Risk Management Assets
Current	$367	$707
Long-term	11	65
	378	772

Risk Management Liabilities
Current	16	20
Long-term	9	7
	25	27

Other Derivative Liabilities
Current in accounts payable and accrued liabilities	6	-
Long-term in other liabilities and provisions	23	-
Net Risk Management Assets and Other Derivative Liabilities	$324	$745

SUMMARY OF UNREALIZED RISK MANAGEMENT POSITIONS

As at December 31	2015			2014
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$53	$4	$49	$609	$5	$604
Crude oil	325	-	325	163	4	159
Power and other derivative contracts	-	50	(50)	-	18	(18)
Total Fair Value	$378	$54	$324	$772	$27	$745

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2015

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts

NYMEX Fixed Price	370	MMcf/d	2016	2.82	US$/Mcf	$43

NYMEX Three-Way Options	25	MMcf/d	2016			5
Sold call price				3.43	US$/Mcf
Bought put price				3.21	US$/Mcf
Sold put price				2.72	US$/Mcf

NYMEX Costless Collars	335	MMcf/d	2016			(15)
Sold call price				2.46	US$/Mcf
Bought put price				2.22	US$/Mcf

Basis Contracts (1)			2016-2018			15

Other Financial Positions						1
Natural Gas Fair Value Position						49

Crude Oil Contracts
Fixed Price Contracts

WTI Fixed Price	49.0	Mbbls/d	2016	58.51	US$/bbl	303

WTI Three-Way Options	18.3	Mbbls/d	2016			37
Sold call price				63.03	US$/bbl
Bought put price				55.00	US$/bbl
Sold put price				47.24	US$/bbl

Basis Contracts (2)			2016-2017			(15)
Crude Oil Fair Value Position						325

Power Purchase Contracts and Other Derivative Contracts
Fair Value Position						(50)
Total Fair Value						$324

(1)     Encana has entered into swaps to protect against widening natural gas price differentials between benchmark and regional sales prices.  These basis swaps are priced using differentials determined as a percentage of NYMEX.

(2)     Encana has entered into swaps to protect against widening Midland differentials to WTI.  These basis swaps are priced using fixed price differentials.

EARNINGS IMPACT OF REALIZED AND UNREALIZED GAINS (LOSSES) ON RISK MANAGEMENT POSITIONS

	Realized Gain (Loss)
For the years ended December 31	2015	2014	2013

Revenues, Net of Royalties	$917	$(84)	$544
Transportation and Processing	(16)	(7)	-
Gain (Loss) on Risk Management	$901	$(91)	$544

	Unrealized Gain (Loss)
For the years ended December 31	2015	2014	2013

Revenues, Net of Royalties	$(325)	$456	$(347)
Transportation and Processing	(6)	(12)	2
Gain (Loss) on Risk Management	$(331)	$444	$(345)

RECONCILIATION OF UNREALIZED RISK MANAGEMENT POSITIONS FROM JANUARY 1 TO DECEMBER 31

	2015		2014	2013
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$745
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	570	$570	$353	$199
Foreign Exchange Translation Adjustment on Canadian
Dollar Contracts	2
Settlement of Athlon Crude Oil Contracts from Business
Combination	(63)
Fair Value of Other Derivative Contracts Entered into During the Year	(29)
Fair Value of Contracts Realized During the Year	(901)	(901)	91	(544)
Fair Value of Contracts, End of Year	$324	$(331)	$444	$(345)

C)RISKS ASSOCIATED WITH FINANCIAL ASSETS AND LIABILITIES

The Company is exposed to financial risks including market risks (such as commodity prices, foreign exchange and interest rates), credit risk and liquidity risk.  Future cash flows may fluctuate due to movement in market prices and the exposure to credit and liquidity risks.

COMMODITY PRICE RISK

Commodity price risk arises from the effect fluctuations in future commodity prices may have on future cash flows.  To partially mitigate exposure to commodity price risk, the Company has entered into various derivative financial instruments.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board.  The Company’s policy is to not use derivative financial instruments for speculative purposes.

Natural Gas – To partially mitigate natural gas commodity price risk, the Company uses contracts such as NYMEX-based fixed price contracts, NYMEX-based options and costless collars.  Encana also enters into basis swaps to manage against widening price differentials between various production areas and various sales points.

Crude Oil – To partially mitigate crude oil commodity price risk, the Company uses contracts such as WTI-based fixed price contracts and WTI-based options.  Encana also enters into basis swaps to manage against widening price differentials between various production areas and various sales points.

Power – The Company has entered into Canadian dollar denominated derivative contracts to manage its electricity consumption costs.

The table below summarizes the sensitivity of the fair value of the Company’s risk management positions to fluctuations in commodity prices, with all other variables held constant.  The Company has used a 10 percent variability to assess the potential impact of commodity price changes.  Fluctuations in commodity prices could have resulted in unrealized gains (losses) impacting pre-tax net earnings as at December 31 as follows:

	2015		2014
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(57)	$56	$(105)	$105
Crude oil price	(83)	81	(22)	22
Power price	4	(4)	5	(5)

CREDIT RISK

Credit risk arises from the potential that the Company may incur a loss if a counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms.  This credit risk exposure is mitigated through the use of Board-approved credit policies governing the Company’s credit portfolio including credit practices that limit transactions according to counterparties’ credit quality.  Mitigation strategies may include master netting arrangements, requesting collateral and/or transacting credit derivatives.  The Company executes commodity derivative financial instruments under master agreements that have netting provisions that provide for offsetting payables against receivables.  As at December 31, 2015, the Company had no significant credit derivatives in place and no collateral balances were posted or received.

As at December 31, 2015, cash equivalents include high-grade, short-term securities, placed primarily with financial institutions and companies with strong investment grade ratings.  Any foreign currency agreements entered into are with major financial institutions in Canada and the U.S. or with counterparties having investment grade credit ratings.

A substantial portion of the Company’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks.  As at December 31, 2015, approximately 95 percent (2014 – 94 percent) of Encana’s accounts receivable and financial derivative credit exposures were with investment grade counterparties.

As at December 31, 2015, Encana had two counterparties (2014 – three counterparties) whose net settlement position individually accounted for more than 10 percent of the fair value of the outstanding in-the-money net risk management contracts by counterparty.  As at December 31, 2015, these counterparties accounted for 13 percent and 11 percent (2014 – 16 percent, 16 percent and 15 percent) of the fair value of the outstanding in-the-money net risk management contracts.

During the year ended December 31, 2015, Encana entered into agreements resulting from divestitures which may require Encana to fulfill certain payment obligations on the take or pay volume commitments assumed by the purchaser.  The circumstances that would require Encana to perform under the agreement includes events where the purchaser fails to make payment to the guaranteed party and/or the purchaser is subject to an insolvency event.  The agreements have remaining terms from five to nine years with a fair value of $29 million as at December 31, 2015.  The maximum potential amount of undiscounted future payments is $472 million as at December 31, 2015, and is considered unlikely.

LIQUIDITY RISK

Liquidity risk arises from the potential that the Company will encounter difficulties in meeting a demand to fund its financial liabilities as they come due.  The Company manages liquidity risk using cash and debt management programs.

The Company has access to cash equivalents and a range of funding alternatives at competitive rates through committed revolving bank credit facilities and debt and equity capital markets.  As at December 31, 2015, the Company had committed revolving bank credit facilities totaling $4.5 billion which included  $3.0 billion  on a revolving bank credit facility for Encana and $1.5 billion on a revolving bank credit facility for a U.S. subsidiary, the latter of which remained unused.  Of the $3.0 billion revolving bank credit facility, $210 million of LIBOR loans were drawn, $440 million fully supported the U.S. Commercial Paper Program and $2,350 million remained unused. The facilities remain committed through July 2020.

Encana also has accessible capacity under a shelf prospectus for up to $4.9 billion, or the equivalent in foreign currencies, the availability of which is dependent on market conditions, to issue debt and/or equity securities in Canada and/or the U.S as discussed in Note 13.  The shelf prospectus expires in July 2016.

The Company believes it has sufficient funding through the use of these facilities to meet foreseeable borrowing requirements.

The Company minimizes its liquidity risk by managing its capital structure.  The Company’s capital structure consists of shareholders’ equity plus long-term debt, including the current portion. The Company’s objectives when managing its capital structure are to maintain financial flexibility to preserve Encana’s access to capital markets and its ability to meet financial obligations and to finance internally generated growth as well as potential acquisitions.  To manage the capital structure, the Company may adjust capital spending, adjust dividends paid to shareholders, issue new shares, issue new debt or repay existing debt.

The timing of expected cash outflows relating to financial liabilities is outlined in the table below:

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$1,311	$-	$-	$-	$-	$1,311
Risk Management Liabilities	16	9	-	-	-	25
Long-Term Debt (1)	306	611	1,701	1,587	6,151	10,356
Other Liabilities and Provisions	-	17	2	-	4	23

(1) Principal and interest.

Included in Encana’s long-term debt obligations of $10,356 million at December 31, 2015 are $650 million in principal obligations related to U.S. Commercial Paper and LIBOR loans.  These amounts are fully supported and Management expects they will continue to be supported by credit facilities that have no repayment requirements within the next year and are fully revolving for up to five years.  Based on the current maturity dates of the credit facilities, these amounts are included in cash outflows for the period disclosed as 4 - 5 Years.    Further information on Long-Term Debt is contained in Note 13.

FOREIGN EXCHANGE RISK

Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of the Company’s financial assets or liabilities.  As Encana operates primarily in North America, fluctuations in the exchange rate between the U.S. and Canadian dollars can have a significant effect on the Company’s reported results.  Encana’s financial results are consolidated in Canadian dollars; however, the Company reports its results in U.S. dollars as most of its revenue is closely tied to the U.S. dollar and to facilitate a more direct comparison to other North American oil and gas companies.  As the effects of foreign exchange fluctuations are embedded in the Company’s results, the total effect of foreign exchange fluctuations is not separately identifiable.

As at December 31, 2015, Encana had $5.4 billion in U.S. dollar debt issued from Canada that was subject to foreign exchange exposure.    As at December 31, 2014, Encana had $6.7 billion in debt that was subject to foreign exchange exposure and $0.6 billion that was not subject to foreign exchange exposure.  To mitigate the exposure to the fluctuating U.S./Canadian dollar exchange rate, Encana may enter into foreign exchange derivatives.  There were no foreign exchange derivatives outstanding as at December 31, 2015.

Encana’s foreign exchange (gain) loss primarily includes foreign exchange gains and losses on the translation and settlement of U.S. dollar denominated debt issued from Canada, unrealized foreign exchange gains and losses on the translation of U.S. dollar denominated risk management assets and liabilities held in Canada, foreign exchange gains and losses on the translation and settlement of foreign denominated intercompany balances and foreign exchange gains and losses on U.S. dollar denominated cash and short-term investments held in Canada.  A $0.01 change in the U.S. to Canadian dollar exchange rate would have resulted in a $39 million change in foreign exchange (gain) loss as at December 31, 2015 (2014 – $61 million; 2013 – $48 million).

INTEREST RATE RISK

Interest rate risk arises from changes in market interest rates that may affect the fair value or future cash flows from the Company’s financial assets or liabilities.  The Company partially mitigates its exposure to interest rate changes by holding a mix of both fixed and floating rate debt and may also enter into interest rate derivatives to partially mitigate effects of fluctuations in market interest rates.  There were no interest rate derivatives outstanding as at December 31, 2015.

As at December 31, 2015, the Company had floating rate debt of $650 million (2014 – $1,277 million).  Accordingly, the sensitivity in net earnings for each one percent change in interest rates on floating rate debt was $5 million (2014 - $10 million; 2013 – nil).